Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
Summary of Movement of Carrying Value of Equity Investments Accounted Using Measurement Alternative

The following table summarizes the movement of the carrying value of the Group's equity investments accounted for using the measurement alternative for the year ended December 31, 2023, 2024 and 2025:

	As of December 31,
	2023	2024	2025
	(RMB in thousands)
Long-term investment at the beginning of the year	212,700	120,384	151,523
Addition	—	31,139	4,728
Disposal	—	—	(31,139)
Impairment	(92,316)	—	—
Long-term investment at the end of the year	120,384	151,523	125,112